Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,862	$ 1,290	$ 1,026	$ 3,152	$ 1,159
Dividends on preferred shares and distributions on other equity instruments	(143)		(127)	(183)	(165)
Net income available to common shareholders	$ 1,719		$ 899	$ 2,969	$ 994
Weighted-average number of common shares outstanding	728,348		711,624	726,024	701,273
Basic earnings per common share	$ 2.36	$ 1.73	$ 1.27	$ 4.09	$ 1.42
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,719		$ 899	$ 2,969	$ 994
Weighted-average number of common shares outstanding	728,348		711,624	726,024	701,273
Effect of dilutive instruments
Stock options potentially exercisable	4,691		4,512	3,707	4,638
Common shares potentially repurchased	(3,760)		(3,324)	(2,824)	(3,338)
Weighted-average number of diluted common shares outstanding	729,279		712,812	726,907	702,573
Diluted earnings per common share	$ 2.36	$ 1.73	$ 1.26	$ 4.08	$ 1.42